Assets Held And Liability For Employees' Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets Held And Liability For Employees' Severance Benefits [Abstract]
Severance Costs	$ 382	$ 304	$ 372